Net (loss) / income per share attributable to the Company (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Numerator
Net income / (loss) attributable to the Company - basic	$978	$(147,200)	$(1,828,944)	$(201,250)
Net income / (loss) attributable to the Company - diluted	$978	$(147,200)	$(1,828,944)	$(201,250)
Denominator
Weighted average shares – basic	727,109,521	723,712,382	725,660,450	723,712,382
Weighted average shares – diluted	727,952,799	723,712,382	725,660,450	723,712,382
Net income / (loss) per share attributable to the Company
Basic	$0.00	$(0.20)	$(2.52)	$(0.28)
Diluted	$0.00	$(0.20)	$(2.52)	$(0.28)